MERRILL LYNCH LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account A Supplement Dated July 27, 2009 to the Prospectus For INVESTOR CHOICE (INVESTOR SERIES) (Dated May 1, 2009)	ML LIFE INSURANCE COMPANY OF NEW YORK ML of New York Variable Annuity Separate Account A Supplement Dated July 27, 2009 to the Prospectus For INVESTOR CHOICE (INVESTOR SERIES) (Dated May 1, 2009)

MERRILL LYNCH LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account A Supplement Dated July 27, 2009 to the Prospectus For INVESTOR CHOICE (INVESTOR SERIES) (Dated May 1, 2009)	MERRILL LYNCH LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account D Supplement Dated July 27, 2009 to the Prospectus For INVESTOR CHOICE (IRA SERIES) (Dated May 1, 2009)

This supplement updates the Prospectus for Merrill Lynch Investor Choice Annuity (Investor Series) and Merrill Lynch Investor Choice Annuity (IRA Series) issued by Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“MLLICNY”).
Effective July 27, 2009, if you have not previously elected the “Guaranteed Minimum Withdrawal Benefit,” you are no longer able to elect it. However, if you have previously elected the “Guaranteed Minimum Withdrawal Benefit” option and it has since terminated, you will no longer be able to re-elect this option after October 10, 2009.